AB Municipal Income Fund II

AB Massachusetts Portfolio

Portfolio of Investments

February 28, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.7%
Long-Term Municipal Bonds – 93.2%
Massachusetts – 80.4%
City of Boston MA (City of Boston MA) Series 2023 5.00%, 11/01/2041	$	1,000	$1,135,527
City of Quincy MA (City of Quincy MA) Series 2022-A 5.00%, 06/01/2047		3,060	3,560,646
City of Worcester MA (City of Worcester MA) AGM Series 2022 3.00%, 02/01/2046		2,600	2,092,012
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2015-A 5.00%, 07/01/2035		10,000	10,053,101
Series 2018-A 5.00%, 01/01/2042		5,000	5,199,678
Series 2022-B 3.00%, 02/01/2045		4,965	4,067,621
4.11%, 07/15/2031		661	654,272
Series 2022-C 5.00%, 10/01/2052		2,005	2,115,125
Series 2023 5.00%, 05/01/2053		2,000	2,115,831
Series 2023-B 5.00%, 05/01/2041		2,000	2,220,618
Series 2024-A 5.00%, 01/01/2040		1,000	1,132,235
Series 2024-B 5.00%, 05/01/2054		5,000	5,315,492
Commonwealth of Massachusetts Transportation Fund Revenue (Commonwealth of Massachusetts Transportation Fund Revenue) Series 2022 5.00%, 06/01/2050		2,000	2,104,603
Series 2022-B 5.00%, 06/01/2052		3,000	3,169,649
Series 2023 5.00%, 06/01/2053		1,405	1,492,017
Series 2023-B 5.00%, 06/01/2051		3,000	3,195,389
Marthas Vineyard Land Bank (Marthas Vineyard Land Bank) BAM Series 2014 5.00%, 05/01/2031		1,000	1,003,794
Massachusetts Bay Transportation Authority Assessment Revenue (Massachusetts Bay Transportation Authority Assessment Revenue) Series 2022-A 4.00%, 07/01/2040		1,000	1,023,951

	Principal Amount (000)		U.S. $ Value

Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2017-A 5.00%, 07/01/2040	$	2,000	$2,066,670
Series 2020 5.00%, 07/01/2050		3,000	3,084,649
Series 2023-A 5.25%, 07/01/2053		5,000	5,436,497
Massachusetts Clean Water Trust (The) (Massachusetts Clean Water State Revolving Fund) Series 2023-2 5.00%, 02/01/2040		600	671,192
5.00%, 02/01/2042		1,050	1,156,698
5.00%, 02/01/2044		1,500	1,637,170
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014-N 5.00%, 07/01/2044		7,150	7,153,756
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018-J 5.00%, 07/01/2053		5,000	5,068,612
Series 2023 5.00%, 07/01/2034		2,000	2,273,282
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2015-D 5.00%, 07/01/2044		3,755	3,755,611
Series 2023 4.375%, 07/01/2052		2,000	1,884,720
5.25%, 07/01/2048		2,000	2,109,727
Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2035		1,795	1,937,885
5.00%, 10/01/2039		1,780	1,902,403
Massachusetts Development Finance Agency (CHF Merrimack, Inc.) Series 2024 5.00%, 07/01/2054(a)		1,200	1,211,594
Massachusetts Development Finance Agency (Children’s Hospital Obligated Group) Series 2024-T 5.25%, 03/01/2054		2,000	2,167,874
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2034		700	713,934
5.25%, 01/01/2042		1,000	1,012,215
Series 2025 5.25%, 01/01/2038		1,210	1,346,895
5.25%, 01/01/2041		1,230	1,341,227
5.25%, 01/01/2043		1,000	1,077,834

	Principal Amount (000)		U.S. $ Value

Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2031	$	2,000	$2,016,164
5.00%, 10/01/2034		2,100	2,114,700
Massachusetts Development Finance Agency (Equitable School Revolving Fund Obligated Group) Series 2021 4.00%, 11/01/2046		1,000	954,914
Massachusetts Development Finance Agency (GingerCare Living Obligated Group) Series 2024-A 5.875%, 12/01/2060(a)		1,000	1,001,211
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039		2,055	2,071,110
Massachusetts Development Finance Agency (Mass General Brigham) Series 2015-O 4.00%, 07/01/2045		5,855	5,679,477
Series 2016 5.00%, 07/01/2031		1,000	1,026,171
Massachusetts Development Finance Agency (MCPHS University) Series 2013-F 4.00%, 07/01/2032		1,000	1,000,110
Massachusetts Development Finance Agency (Merrimack College) Series 2017 5.00%, 07/01/2047		3,200	3,201,491
Series 2022 5.00%, 07/01/2052		1,000	1,001,038
Massachusetts Development Finance Agency (NewBridge on the Charles) Series 2017 5.00%, 10/01/2047(a)		2,000	2,007,337
Massachusetts Development Finance Agency (Northeastern University) Series 2022 5.00%, 10/01/2041		1,500	1,647,998
5.00%, 10/01/2042		5,000	5,461,072
Massachusetts Development Finance Agency (Prerefunded - US Treasuries) Series 2015 5.00%, 07/01/2025		2,015	2,028,150
Series 2019-A 5.00%, 06/01/2039		1,400	1,530,060
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2036		700	842,674
Massachusetts Development Finance Agency (Salem Community Obligated Group) Series 2022 5.125%, 01/01/2040		1,020	1,025,905
Massachusetts Development Finance Agency (Simmons University) Series 2018-L
5.00%, 10/01/2035		2,455	2,477,172

	Principal Amount (000)		U.S. $ Value

Series 2020-M 4.00%, 10/01/2050	$	1,000	$768,186
Massachusetts Development Finance Agency (South Shore Hospital Obligated Group) Series 2016-I 4.00%, 07/01/2036		2,000	1,939,425
5.00%, 07/01/2041		2,500	2,508,790
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2013 4.00%, 07/01/2043		1,750	1,655,706
Series 2021-G 4.00%, 07/01/2046		1,000	923,686
5.00%, 07/01/2037		1,000	1,075,509
5.00%, 07/01/2050		3,550	3,665,796
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056		3,000	2,186,200
Series 2021-B 4.00%, 06/01/2050		1,000	759,483
Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 07/01/2033		1,250	1,266,149
Series 2020-A 4.00%, 07/01/2045		1,400	1,190,723
Series 2021 4.00%, 07/01/2046		1,270	1,070,222
4.00%, 07/01/2051		1,000	822,545
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017-T 5.00%, 07/01/2037		1,000	1,042,059
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy/The) Series 2023 5.00%, 10/01/2032		1,300	1,505,057
5.00%, 10/01/2033		1,000	1,172,438
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2038		1,000	1,014,652
Series 2024 8.50%, 10/01/2026		200	202,125
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036		1,500	1,525,287
Series 2025 4.50%, 07/01/2054		3,500	3,427,780
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048		3,000	3,068,224

	Principal Amount (000)		U.S. $ Value

Massachusetts Health & Educational Facilities Authority (Trustees of Boston College) Series 2008 5.50%, 06/01/2035	$	1,710	$2,031,104
Massachusetts Port Authority (Bosfuel Corp.) Series 2019-A 5.00%, 07/01/2033		2,000	2,101,333
Massachusetts Port Authority (Massachusetts Port Authority) Series 2011-B 6.202%, 07/01/2031		2,000	2,083,799
Series 2019-A 5.00%, 07/01/2032		4,685	4,971,831
5.00%, 07/01/2038		2,500	2,611,751
Series 2019-C 5.00%, 07/01/2049		1,000	1,017,739
Series 2021-E 5.00%, 07/01/2051		1,000	1,036,032
Massachusetts Port Authority (Prerefunded - US Treasuries) Series 2015-B 5.00%, 07/01/2045		1,000	1,005,867
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039		4,000	4,173,796
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (Massachusetts Transportation Trust Fund Metropolitan Highway System Rev State Lease) Series 2019-C 5.00%, 01/01/2034		1,000	1,073,416
Massachusetts Water Resources Authority (Prerefunded - US Treasuries) Series 2016-C 5.00%, 08/01/2033		5,500	5,684,066
Town of Weymouth MA (Town of Weymouth MA) Series 2021 2.00%, 09/15/2045		2,000	1,319,327
University of Massachusetts Building Authority (University of Massachusetts) Series 2017 5.00%, 11/01/2034		2,500	2,635,267
Series 2020 3.013%, 11/01/2043		2,000	1,522,218

			203,806,348

Alabama – 2.2%
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052		1,200	1,199,474
Black Belt Energy Gas District (Pacific Mutual Holding) Series 2024-C 5.00%, 05/01/2055		1,000	1,072,509

	Principal Amount (000)		U.S. $ Value

Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	$	1,200	$1,288,818
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056		1,000	1,062,037
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035		1,000	1,062,204

			5,685,042

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)		395	426,442

Arizona – 0.3%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037		660	722,296

California – 0.7%
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039		1,300	1,640,735

Connecticut – 0.4%
State of Connecticut (State of Connecticut) Series 2015-F 5.00%, 11/15/2032		1,000	1,013,104

Florida – 0.0%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2022 4.25%, 06/01/2056		100	85,438

Georgia – 0.5%
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2021-C 4.00%, 05/01/2052		1,200	1,209,120

Guam – 2.9%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2023 5.25%, 10/01/2036		100	107,422
5.375%, 10/01/2043		200	211,142
Series 2024-A 5.25%, 10/01/2043		615	646,552

	Principal Amount (000)		U.S. $ Value

Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-A 5.00%, 01/01/2046	$	1,125	$1,183,866
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036		350	360,300
5.00%, 10/01/2040		1,420	1,450,588
Series 2022-A 5.00%, 10/01/2044		1,000	1,039,428
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042		2,255	2,168,475
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031		170	174,083

			7,341,856

Illinois – 0.4%
Illinois Finance Authority (Prerefunded - US Treasuries) Series 2015 5.00%, 05/15/2037		1,050	1,054,204
Village of Bolingbrook IL Sales Tax Revenue (Village of Bolingbrook IL Sales Tax Revenue) Series 2005 6.25%, 01/01/2024(b) (c)		30	30,030

			1,084,234

Indiana – 0.0%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(a)		240	38,848

Kentucky – 0.4%
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055		1,000	1,059,395

New Jersey – 0.5%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029		1,170	1,199,659

North Carolina – 0.6%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community) Series 2015 4.70%, 07/01/2037		540	436,367

	Principal Amount (000)		U.S. $ Value

North Carolina Turnpike Authority (North Carolina Turnpike Authority) Series 2017 5.00%, 01/01/2032	$	1,000	$1,030,993

			1,467,360

Pennsylvania – 0.4%
City of Philadelphia PA (City of Philadelphia PA) Series 2017-A 5.00%, 08/01/2033		1,000	1,048,367

Puerto Rico – 1.7%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A 5.625%, 07/01/2029		120	129,269
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)		610	644,118
5.00%, 07/01/2035(a)		500	523,084
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AGM Series 2007-V 5.25%, 07/01/2031		240	242,807
NATL Series 2007-V 5.25%, 07/01/2032		300	300,728
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027		52	51,559
6.625%, 01/01/2028		397	392,196
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045		600	714,974
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2046		1,000	335,238
Series 2019-A 4.329%, 07/01/2040		165	164,387
4.55%, 07/01/2040		22	22,051
5.00%, 07/01/2058		815	818,162

			4,338,573

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)		560	547,222

	Principal Amount (000)		U.S. $ Value

Texas – 1.0%
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a) (d)	$	100	$99,718
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054		1,200	1,285,363
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055		1,000	1,080,052

			2,465,133

Wisconsin – 0.4%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025		1,000	1,006,815

Total Long-Term Municipal Bonds (cost $241,223,734)			236,185,987

Short-Term Municipal Notes – 2.5%
Massachusetts – 2.5%
Massachusetts Development Finance Agency (Children’s Hospital Obligated Group) Series 2024, Class R 1.45%, 03/01/2048(e)		3,450	3,450,000
Massachusetts Health & Educational Facilities Authority (Baystate Total Home Care) Series 2009K 1.45%, 07/01/2039(e)		1,900	1,900,000
Massachusetts Health & Educational Facilities Authority (Mass General Brigham) Series 2011 1.80%, 07/01/2040(e)		945	945,000

Total Short-Term Municipal Notes (cost $6,295,000)			6,295,000

Total Municipal Obligations (cost $247,518,734)			242,480,987

Company		Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00%(c) (f) (g) (cost $156,813)		8,741	$25,436

		Principal Amount (000)

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Fixed Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50%, 03/04/2026(f) (g) (cost $20,685)	$	21	20,351

		Shares

SHORT-TERM INVESTMENTS – 4.5%
Investment Companies – 3.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(h) (i) (j) (cost $8,567,379)		8,567,379	8,567,379

		Principal Amount (000)

U.S. Treasury Bills – 1.1%
U.S. Treasury Bill Zero Coupon, 03/13/2025 (cost $2,746,740)	$	2,750	2,746,746

Total Short-Term Investments (cost $11,314,119)			11,314,125

Total Investments – 100.2% (cost $259,010,351)(k)			253,840,899
Other assets less liabilities – (0.2)%			(384,682)

Net Assets – 100.0%			$253,456,217

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,390	01/15/2027	CPI#	3.466%	Maturity	$(71,092)	$(1,049)	$(70,043)
USD	3,970	01/15/2028	0.735%	CPI#	Maturity	953,020	—	953,020
USD	1,770	01/15/2028	1.230%	CPI#	Maturity	357,538	—	357,538
USD	8,170	10/15/2028	CPI#	2.565%	Maturity	(14,709)	—	(14,709)
USD	3,900	01/15/2029	CPI#	3.390%	Maturity	(129,871)	—	(129,871)
USD	2,420	01/15/2029	CPI#	3.735%	Maturity	(6,737)	—	(6,737)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,250	01/15/2029	CPI#	3.331%	Maturity	$(48,060)	$—	$(48,060)
USD	7,250	10/15/2029	2.569%	CPI#	Maturity	2,179	—	2,179
USD	7,000	10/15/2029	2.485%	CPI#	Maturity	29,386	—	29,386
USD	5,587	10/15/2029	2.516%	CPI#	Maturity	15,407	—	15,407
USD	5,582	10/15/2029	2.451%	CPI#	Maturity	32,175	—	32,175
USD	5,581	10/15/2029	2.499%	CPI#	Maturity	19,800	—	19,800
USD	870	01/15/2030	1.572%	CPI#	Maturity	162,784	—	162,784
USD	870	01/15/2030	1.587%	CPI#	Maturity	161,531	—	161,531
USD	8,580	10/15/2030	CPI#	2.531%	Maturity	(7,719)	—	(7,719)
USD	1,300	01/15/2031	2.782%	CPI#	Maturity	98,316	—	98,316
USD	1,130	01/15/2031	2.680%	CPI#	Maturity	97,255	—	97,255
USD	1,000	01/15/2031	2.989%	CPI#	Maturity	54,208	—	54,208
USD	1,000	01/15/2032	CPI#	3.064%	Maturity	(38,758)	—	(38,758)
USD	950	04/15/2032	CPI#	2.909%	Maturity	(49,387)	—	(49,387)

						$1,617,266	$(1,049)	$1,618,315

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,100	07/31/2029	1 Day SOFR	4.109%	Annual	$54,787	$—	$54,787
USD	6,900	07/31/2031	1 Day SOFR	4.059%	Annual	88,104	700	87,404
USD	14,000	08/15/2031	1 Day SOFR	4.053%	Annual	231,600	—	231,600
USD	4,110	09/15/2031	1 Day SOFR	3.527%	Annual	(70,688)	(337)	(70,351)
USD	4,200	12/03/2031	1 Day SOFR	3.898%	Annual	30,089	(627)	30,716
USD	3,200	08/15/2034	3.304%	1 Day SOFR	Annual	151,434	—	151,434
USD	2,456	08/15/2034	3.844%	1 Day SOFR	Annual	(4,000)	—	(4,000)
USD	1,180	08/15/2034	3.183%	1 Day SOFR	Annual	65,435	—	65,435
USD	1,170	08/15/2034	3.450%	1 Day SOFR	Annual	40,930	—	40,930
USD	954	08/15/2034	3.856%	1 Day SOFR	Annual	(2,496)	—	(2,496)

						$585,195	$(264)	$585,459

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	3,025	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$221,168	$—	$221,168

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the aggregate market value of these securities amounted to $6,499,574 or 2.6% of net assets.

(b)	Defaulted matured security.
(c)	Non-income producing security.
(d)	When-Issued or delayed delivery security.

(e)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	Fair valued by the Adviser.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	Affiliated investments.
(j)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(k)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,926,439 and gross unrealized depreciation of investments was $(7,670,949), resulting in net unrealized depreciation of $(2,744,510).

As of February 28, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.5% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CHF – Collegiate Housing Foundation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Massachusetts Portfolio

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$236,185,987	$—	$236,185,987
Short-Term Municipal Notes	—	6,295,000	—	6,295,000
Preferred Stocks	—	—	25,436	25,436
Asset-Backed Securities	—	—	20,351	20,351
Short-Term Investments:
Investment Companies	8,567,379	—	—	8,567,379
U.S. Treasury Bills	—	2,746,746	—	2,746,746

Total Investments in Securities	8,567,379	245,227,733	45,787	253,840,899
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	1,983,599	—	1,983,599
Centrally Cleared Interest Rate Swaps	—	662,379	—	662,379
Interest Rate Swaps	—	221,168	—	221,168
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(366,333)	—	(366,333)
Centrally Cleared Interest Rate Swaps	—	(77,184)	—	(77,184)

Total	$8,567,379	$247,651,362	$45,787	$256,264,528

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2025 is as follows:

Fund	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$338	$69,711	$61,482	$8,567	$146